May 31, 2022
Angel Oak Core Impact Fund
Angel Oak Core Impact Fund
Investment Objective
The Angel Oak Core Impact Fund (the “Fund”) seeks total return while giving special consideration to positive aggregate environmental, social and governance outcomes.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 80 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”
Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None ¹	1.00% ²	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.22%	1.97%	0.97%
Less Fee Waiver/Expense Reimbursement[3]	-0.38%	-0.38%	-0.38%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%	1.59%	0.59%

Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$309	$567	$845	$1,636
Class C shares	$265	$582	$1,027	$2,265
Institutional Class shares	$60	$271	$499	$1,155

If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$309	$567	$845	$1,636
Class C shares	$162	$582	$1,027	$2,265
Institutional Class shares	$60	$271	$499	$1,155

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. For the fiscal period June 4, 2021 (commencement of operations) through January 31, 2022, the portfolio turnover rate for the Fund was 21% of the average value of its portfolio.
Principal Investment Strategies
In pursuing its investment objective, the Fund will principally invest in a diverse portfolio of investments that Angel Oak Capital Advisors (the “Adviser”) believes have positive aggregate environmental, social and/or governance (“ESG”) impact outcomes.
As discussed in more detail below, the Adviser believes that investments with positive aggregate ESG outcomes are those that provide measurable environmental, social and governance benefits. The Adviser will select these investments from a broad range of instruments across various asset classes, including: agency and non-agency residential mortgage-backed securities (“RMBS”); commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”), asset-backed securities (“ABS”), including securities backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, and other debt securitizations (collectively, “Structured Products”); mortgage loans, secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”); corporate debt, including bank-issued subordinated debt; municipal securities; and U.S. Treasury and U.S. government agency securities.
The Fund may invest in the securities of other investment companies, including those that are part of the same group of investment companies as the Fund, that pursue an investment strategy that supports the Fund’s investment objective.
The Fund will concentrate its investments in mortgage loans, agency and non-agency RMBS and CMBS (“Mortgage Related Instruments”). This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in Mortgage Related Instruments is fundamental and may not be changed without shareholder approval.
The Fund is a non-diversified portfolio under the Investment Company Act of 1940 (the “1940 Act”), meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund.
The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest, without limitation, in securities of any maturity and duration. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund may invest in high-yield securities and securities that are not rated by any rating agencies. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. Although the Fund will not acquire investments of issuers that are in default at the time of investment, the Fund may hold such securities if an investment subsequently defaults.
In pursuing its investment objective or for hedging purposes, the Fund may utilize borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace, while giving special consideration to positive aggregate ESG outcomes.
Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities.
As part of its investment process, the Adviser also will assess whether an investment has positive aggregate ESG impact outcomes. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.
In evaluating whether each of the Fund’s investments has positive aggregate ESG outcomes, the Adviser will use its own proprietary assessments of whether the investment provides measurable positive environmental, social and/or governance benefits and may also reference standards as set forth by recognized global organizations, including the United Nations’ Sustainable Development Goals, the United Nations’ Principles for Responsible Investing, the Task Force on Climate-Related Financial Disclosures, the Carbon Disclosure Project, the Sustainable Accounting Standards Board and the Global Reporting Initiative. Examples of the types of factors the Adviser may consider as part of its proprietary assessment, include, without limitation: positive environmental benefits, such as reduced carbon emissions and increased energy efficiency; positive social benefits, such as improved access to affordable housing and greater community investment; and positive corporate governance benefits, such as enhanced board independence and diversity. In addition, the Adviser believes that investments with positive aggregate ESG outcomes include those investments that promote key impact themes, including, among other things: (i) expanding access to consumer credit; (ii) broadening access to housing; (iii) supporting small businesses; (iv) sponsoring community development; (v) promoting environmental sustainability; (vi) strengthening corporate governance; and (vii) supporting the provision of quality healthcare services.
The Adviser may engage proactively with issuers or trustees to encourage them to improve their ESG and sustainability factors. In this regard, the Adviser may engage in direct dialogue with company management or trustees, including through in-person meetings, phone calls, electronic communications, and letters. These engagement activities are designed to facilitate the Adviser’s efforts to identify opportunities for issuers and trustees to improve their ESG and sustainability practices and to work collaboratively with managers and trustees to establish concrete objectives and to develop a plan for meeting those objectives. The Fund may invest in securities issued by companies or securitization platforms whose ESG and sustainability practices, at the time of the investment, do not fully meet the Adviser’s proprietary standards, with the expectation that the Adviser’s engagement efforts and/or the company’s own initiatives will lead to improvements in the ESG and sustainability practices over time. It may also exclude those issuers and securitization platforms that are not receptive to the Adviser’s engagement efforts, as determined in the Adviser’s sole discretion. The Fund does not focus on any particular ESG issue, and the Fund’s ESG impact investment strategy and criteria may be changed without shareholder approval.

Principal Risks
The principal risks of investing in the Fund are summarized below. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•Fixed-Income Instruments Risks. The Fund will invest in loans and other types of fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk (inflation rates are currently elevated relative to normal conditions). The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.
•General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
•Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
•Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
•Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
•ESG Impact Investing Risk. The Fund’s ESG impact investment strategy limits the universe of investment opportunities available to the Fund and will affect the Fund’s exposure to certain issuers, sectors, regions and types of investments, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s ESG impact investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies based on their ESG impact. Securities of issuers that the Adviser has identified as having favorable ESG characteristics may shift into and out of favor depending on market and economic conditions, and certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice.
The Adviser seeks to identify and invest in issuers that align with one or more key themes that the Adviser expects to have positive aggregate ESG outcomes. However, such determinations are inherently subjective and investors’ views may differ as to what constitutes a positive or negative aggregate ESG impact outcome. There is no guarantee that the Adviser’s views, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. In addition, there can be no assurance that issuers in which the Fund invests will be successful in their efforts to offer solutions that generate a positive ESG impact. When assessing whether an issuer meets the Fund’s investment strategy and criteria, the Adviser may use third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. In addition, the criteria used by third-party providers can differ significantly, and data can vary across providers even within industries from the same third-party provider. The Fund’s ESG impact investment strategy and criteria may be changed without shareholder approval.
•Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. In addition, mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities collateralized by subprime loans may be subject to a higher degree of credit risk and valuation risk. Additionally, such securities may be subject to a higher degree of liquidity risk, because the liquidity of such investments may vary dramatically over time.
Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.
•Municipal Securities Risk. The yields on municipal bonds are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issuer. The market value of municipal bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments.
The amount of public information available about the municipal securities is generally less than that for corporate bonds and certain other securities. The secondary market for municipal securities also tends to be less well-developed or liquid than many other securities markets. In addition, certain state and municipal governments that issue securities may be under significant economic and financial stress and may not be able to satisfy their obligations. In addition, issuers of municipal securities might seek protection under the bankruptcy laws, and holders of municipal bonds could experience delays in collecting principal and interest and may be unable to collect all principal and interest to which they are entitled.
•Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR.
•LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. One-week and two-month U.S. Dollar LIBOR settings were discontinued at the end of 2021, and the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, has announced that the remaining U.S. Dollar LIBOR settings will continue to be provided on a representative basis until mid-2023. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, some U.S. regulated entities have ceased entering into new LIBOR contracts with limited exceptions. While publication of the one-, three- and six- month Sterling and Japanese yen LIBOR settings will continue at least through calendar year 2022 on the basis of a changed methodology (known as “synthetic LIBOR”), these rates have been designated by the FCA as unrepresentative of the underlying market they seek to measure and are solely available for use in legacy transactions. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Abandonment of or modifications to LIBOR may affect the value, liquidity or return on certain Fund investments that reference LIBOR without including fallback provisions and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. The effect of a phase out of LIBOR on instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.
•Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value (“NAV”) and, therefore, may increase the volatility of the Fund.
•Concentration in Mortgage Loans, RMBS and CMBS Risk. The Fund’s assets will be concentrated in mortgage loans, RMBS (agency and non-agency) and CMBS, potentially exposing the Fund to greater risks than companies that invest in multiple sectors. The risks of concentrating in mortgage loans, RMBS (agency and non-agency) and CMBS include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.
•Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.
•Residential Loans and Mortgages Risk. In addition to interest rate, default and other risks of fixed income securities, investments in whole loans and debt instruments backed by residential loans or mortgages, (or pools of loans or mortgages) carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential loans and mortgages to vary over time. These risks are greater for subprime residential and mortgage loans. Because they do not trade in a liquid market, residential loans typically can only be sold to a limited universe of institutional investors and may be difficult for the Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property.
•U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.
•Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
•New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a short track record or history on which to base their investment decision.
•Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
The derivative instruments and techniques that the Fund may principally use include:
◦Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
◦Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the
Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
◦Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
•Community Bank Risks. The Fund’s investments in community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry, including economic downturns impacting a particular region. Community banks may also be subject to greater lending risks than larger banks, including the risks associated with mortgage loans, and may have fewer resources to devote towards employing and retaining strong management employees and implementing a thorough compliance program. Additionally, community banks are subject to substantial regulations that could adversely affect their ability to operate and the value of the Fund investments, including from future banking regulations.
•Financials Sector Risk. The Fund may invest in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis that began in 2007. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
•Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
•High-Yield Securities Risks. High-yield securities (also known as junk bonds) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.
•Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.
•Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.
•Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies, which may include those that are part of the same group of investment companies as the Fund (“affiliated underlying funds”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
•Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
•Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
•Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
•Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.
•RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments, particularly, debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes and certain CLOs that may be considered passive foreign investment companies or controlled foreign corporations, will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
•Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.
•Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions or other similar measures. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.
•Unrated Securities Risks. The Fund may purchase unrated securities which are not rated by a rating agency if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
•Bank Subordinated Debt Risks. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, counterparty risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital.
Subordinated debt, senior debt and preferred securities of banks and diversified financials companies are subject to the risks generally associated with the financials sector. See “Financials Sector Risk.”
Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available on the Fund’s website at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Angel Oak Core Impact Fund | Class A
There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.
Angel Oak Core Impact Fund | Class C
The Fund charges this fee on Class C shares redeemed within one year of purchase.
Angel Oak Financials Income Fund
Angel Oak Financials Income Fund
Investment Objective
The Angel Oak Financials Income Fund (the “Fund”) seeks current income with a secondary objective of total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 80 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”
Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None ¹	1.00% ²	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.89%	0.89%	0.89%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.10%
Less Fee Waiver/Expense Reimbursement[3]	-0.25%	-0.25%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.10%	1.85%	0.85%

Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$335	$619	$924	$1,791
Class C shares	$291	$634	$1,106	$2,411
Institutional Class shares	$87	$325	$582	$1,318

If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$335	$619	$924	$1,791
Class C shares	$188	$634	$1,106	$2,411
Institutional Class shares	$87	$325	$582	$1,318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2022, the portfolio turnover rate for the Fund was 32% of the average value of its portfolio.
Principal Investment Strategies
In pursuing its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in the securities of financial institutions (measured at the time of purchase). For purposes of the Fund’s 80% investment policy, the Fund may invest in debt securities, including bank-issued subordinated debt (“sub-debt”), unrated debt, senior debt, preferred securities, high yield securities and TruPS; equity securities, including common equity, preferred equity, convertible securities and warrants; Structured Products (as defined below) and securitizations, including equity and junior debt tranches of such instruments; or derivative instruments that invest substantially all of their assets in securities that are issued by or linked to, or otherwise provide investment exposure to, businesses in the financial institutions sector.
The Fund invests primarily in debt issued by financial institutions, including bank-issued sub-debt, senior debt, preferred securities, high yield securities and trust-preferred securities (“TruPS”).
The Fund may invest indirectly in securities issued by community banks and other financial institutions through structured products and credit derivatives. In particular, the Fund may invest in equity and junior debt tranches of community bank debt securitizations and other asset-backed securities and debt securitizations, which are collateralized by a portfolio consisting primarily of unsecured, subordinated loans made to, and unsecured, subordinated debentures, notes or other securities issued by, community banks or other financial institutions (“Structured Products”). The Fund may also invest in other securities and instruments that are related to these Structured Products or that the Adviser believes are consistent with the Fund’s investment objective, including senior debt tranches of community bank debt securitizations.
The Fund may invest in other fixed-income instruments including asset-backed securities and residential and commercial mortgage-backed securities; Structured Products, which include collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), collateralized mortgage obligations (“CMOs”) and other asset backed securities and debt securitizations; high-yield securities; U.S. government securities; and floating or variable rate obligations.
The Fund may invest in the securities of other investment companies, including those that are part of the same group of investment companies as the Fund, that pursue an investment strategy that supports the Fund’s investment objective.
The Fund will concentrate its investments in the group of industries related to banks and diversified financials. This means that, under normal circumstances, the Fund will invest more than 25% of its total assets in securities issued by companies conducting their principal business activities in the group of industries related to banks and diversified financials (measured at the time of purchase) which may include, but are not limited to, banks, thrifts, finance companies, business development companies (“BDCs”) that invest primarily in loans, commercial mortgage and residential mortgage real estate investment trusts (“REITs”), brokerage and advisory firms, insurance companies and financial holding companies. The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in the group of industries related to banks and diversified financials is fundamental and may not be changed without shareholder approval.
The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest, without limitation, in securities of any maturity and duration. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call and put features and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund may invest in high-yield securities and securities that are not rated by any rating agencies. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. Although the Fund will not acquire investments of issuers that are in default at the time of investment, the Fund may hold such securities if an investment subsequently defaults.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize short selling, borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace. Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities.
As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material negative or positive impact on the risk profiles of the issuers or underlying collateral assets of certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.

Principal Risks
The principal risks of investing in the Fund are summarized below. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•Community Bank Risks. The Fund’s investments in community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry, including economic downturns impacting a particular region. Community banks may also be subject to greater lending risks than larger banks, including the risks associated with mortgage loans, and may have fewer resources to devote towards employing and retaining strong management employees and implementing a thorough compliance program. Additionally, community banks are subject to substantial regulations that could adversely affect their ability to operate and the value of the Fund investments, including from future banking regulations.
•Fixed-Income Instruments Risks. The Fund will invest in fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk (inflation rates are currently elevated relative to normal conditions). The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.
•General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
•Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
•Bank Subordinated Debt Risks. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, counterparty risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital.
Subordinated debt, senior debt and preferred securities of banks and diversified financials companies are subject to the risks generally associated with the financials sector. See “Financials Sector Risk.”
•Concentration in the Group of Industries Related to Banks and Diversified Financials Risk. Issuers in the group of industries relating to banking and diversified financials (“banking”) are particularly susceptible to interest rate risk, credit risk market risk, competition and general changes in economic conditions. Such issuers may also be affected by legislative or regulatory changes. In addition, financial market volatility and borrowers’ financial difficulties may significantly affect the values of the Fund’s investments in issuers in the banking industry. More generally, market events and conditions, monetary policy and other related factors can impact issuers in the banking industry in similar ways, which can result in increased volatility in the value of the Fund’s portfolio, and the possibility that many of the Fund’s holdings may lose value simultaneously.
•Financials Sector Risk. The Fund may invest in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis that began in 2007. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
•Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
•Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR.
◦Additional risks relating to investing in the subordinated/equity tranche of Structured Products. Up to all of the Fund’s investments in Structured Products may be in the subordinated/equity tranches. Investments in the equity tranches of Structured Products typically represent the first loss position, are unrated and are subject to greater risk. To the extent that any losses are incurred by the Structured Product in respect of any collateral, such losses will be borne first by the owners of the equity interests, which may include the Fund. Any equity interests that the Fund holds in a Structured Product will not be secured by the assets of the Structured Product or guaranteed by any party, and the Fund will rank behind all creditors of the Structured Product, including the holders of the secured notes issued by the Structured Product. Equity interests are typically subject to certain payment restrictions in the indenture governing the senior tranches. Accordingly, equity interests may not be paid in full, may be adversely impacted by defaults by a relatively small number of underlying assets held by the Structured Product and may be subject to up to 100% loss. Structured Products may be highly levered, and therefore equity interests may be subject to a higher risk of loss, including the potential for total loss. The market value of equity interests may be significantly affected by a variety of factors, including changes in interest rates, changes in the market value of the collateral held by the securitization, defaults and recoveries on that collateral and other risks associated with that collateral. The leveraged nature of equity interest is likely to magnify these impacts. Equity interests typically do not have a fixed coupon and payments on equity interests will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates. While the payments on equity interest will be variable, equity interests may not offer the same level of protection against changes in interest rates as other floating rate instruments. Equity interests are typically illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for equity interests. At times, there may be no market for equity interests, and the Fund may not be able to sell or otherwise transfer equity interests at their fair value, or at all, in the event that it determines to sell them.
•Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.
•Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value (“NAV”) and, therefore, may increase the volatility of the Fund.
•Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
•Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
•Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
•LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. One-week and two-month U.S. Dollar LIBOR settings were discontinued at the end of 2021, and the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, has announced that the remaining U.S. Dollar LIBOR settings will continue to be provided on a representative basis until mid-2023. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, some U.S. regulated entities have ceased entering into new LIBOR contracts with limited exceptions. While publication of the one-, three- and six- month Sterling and Japanese yen LIBOR settings will continue at least through calendar year 2022 on the basis of a changed methodology (known as “synthetic LIBOR”), these rates have been designated by the FCA as unrepresentative of the underlying market they seek to measure and are solely available for use in legacy transactions. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Abandonment of or modifications to LIBOR may affect the value, liquidity or return on certain Fund investments that reference LIBOR without including fallback provisions and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. The effect of a phase out of LIBOR on instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.
•Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.
•Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.
•Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.
•Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred stock into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
•High-Yield Securities Risks. High-yield securities (also known as junk bonds) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.
•BDC Risk. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their NAV.  BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund.
•REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.
•Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines, and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.
•Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies, which may include those that are part of the same group of investment companies as the Fund (“affiliated underlying funds”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
•Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
•RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments, particularly, debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes and certain CLOs that may be considered passive foreign investment companies or controlled foreign corporations, will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.
•Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
•Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.
•Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
•Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
The derivative instruments and techniques that the Fund may principally use include:
◦Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
◦Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
◦Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
•Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions or other similar measures. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.
•Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.
Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.
•Short Sales Risks. The Fund may make short sales of securities, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.
•Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
•U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Class shares of the Fund from year-to-year. The table below shows how the average annual total returns of the Fund’s Class A, Class C, and Institutional Class shares compare over time to those of a broad-based securities market index.
On December 16, 2018, the Fund’s name was changed to “Angel Oak Financials Income Fund,” and the Fund adopted a new investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and made certain other changes to the Fund’s investment strategies. As a result, the Fund’s performance during periods prior to this date may have differed had the Fund’s current investment policies and strategies been in place at those times.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Annual Total Return for Institutional Class Shares(for years ended December 31st)

The calendar year-to-date total return as of March 31, 2022 for the Fund’s Institutional Class shares was -1.04%. During the periods shown in the chart, the highest quarterly return was 3.29% (for the quarter ended September 30, 2016) and the lowest quarterly return was -7.11% (for the quarter ended March 31, 2016).
Angel Oak Financials Income Fund Average Annual Total Returns

For the period ended December 31, 2021	1 Year	5 Years	Since Inception (11/3/2014)	Since Inception (8/4/2015)
Institutional Class
– Return Before Taxes	7.05%	3.75%	3.13%	N/A
– Return After Taxes on Distributions[1]	5.37%	1.83%	1.18%	N/A
– Return After Taxes on Distributions and Sale of Fund Shares[1]	4.15%	2.03%	1.51%	N/A
Class A
– Return Before Taxes	4.50%	3.00%	2.55%	N/A
Class C
– Return Before Taxes	4.92%	2.72%	N/A	1.61%
Bloomberg U.S. Aggregate 3-5 Year Index (reflects no deduction for fees, expenses, and taxes)	-1.49%	2.58%	2.34%	2.35%

Angel Oak Financials Income Fund | Class A
There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.
Angel Oak Financials Income Fund | Class C
The Fund charges this fee on Class C shares redeemed within one year of purchase.
Angel Oak High Yield Opportunities Fund
Angel Oak High Yield Opportunities Fund
Investment Objective
The investment objective of the Angel Oak High Yield Opportunities Fund (the “Fund”) is to earn a high level of current income with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 80 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”
Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None ¹	1.00% ²	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.14%	1.89%	0.89%
Less Fee Waiver/Expense Reimbursement[3]	-0.24%	-0.24%	-0.24%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.90%	1.65%	0.65%

Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$315	$556	$816	$1,559
Class C shares	$271	$571	$999	$2,192
Institutional Class shares	$66	$260	$470	$1,074

If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$315	$556	$816	$1,559
Class C shares	$168	$571	$999	$2,192
Institutional Class shares	$66	$260	$470	$1,074

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2022, the portfolio turnover rate for the Fund was 38% of the average value of its portfolio.
Principal Investment Strategies
In pursuing its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of corporate issuers rated below investment grade (measured at the time of purchase). These “high-yield” securities (also known as “junk bonds”) will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market. However, the Fund may invest in or continue to hold securities that have credit ratings lower than B, are bankrupt, or are in default.
The Fund may purchase securities issued by companies of any size – small cap, medium cap or large cap. The Fund’s principal investments include domestic and foreign corporate debt securities, including bank-issued subordinated debt, fixed and floating rate bonds, and zero coupon bonds; agency and non-agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), asset-backed securities (“ABS”), including securities backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, and other debt securitizations (“Structured Products”).
The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities.
The Fund may invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds (“ETFs”).
The Fund may invest in the securities of other investment companies, including those that are part of the same group of investments companies as the Fund, that pursue an investment strategy that supports the Fund’s investment objective.
The Fund may invest up to 25% of its assets in foreign debt securities, including corporate fixed income securities registered and sold in the United States by foreign issuers (commonly known as “Yankee” bonds).
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest, without limitation, in securities of any maturity and duration, but, under normal circumstances, the Fund will have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Adviser believes a temporary defensive posture is appropriate. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call and put features and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize short selling, borrowing, and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace. Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities.
As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material negative or positive impact on the risk profiles of the issuers or underlying collateral assets of certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.

Principal Risks
The principal risks of investing in the Fund are summarized below. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•High-Yield Securities Risks. High-yield securities (also known as “junk bonds”) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.
•Fixed-Income Instruments Risks. The Fund will invest in fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk (inflation rates are currently elevated relative to normal conditions). The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.
•General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
•Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
•Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
•Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
•Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR.
•Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value (“NAV”) and, therefore, may increase the volatility of the Fund.
•Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
•Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.
•Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
•Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.
•LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. One-week and two-month U.S. Dollar LIBOR settings were discontinued at the end of 2021, and the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, has announced that the remaining U.S. Dollar LIBOR settings will continue to be provided on a representative basis until mid-2023. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, some U.S. regulated entities have ceased entering into new LIBOR contracts with limited exceptions. While publication of the one-, three- and six- month Sterling and Japanese yen LIBOR settings will continue at least through calendar year 2022 on the basis of a changed methodology (known as “synthetic LIBOR”), these rates have been designated by the FCA as unrepresentative of the underlying market they seek to measure and are solely available for use in legacy transactions. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Abandonment of or modifications to LIBOR may affect the value, liquidity or return on certain Fund investments that reference LIBOR without including fallback provisions and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. The effect of a phase out of LIBOR on instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.
•Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
•Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies (including those that are part of the same group of investment companies as the Fund), large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.
•Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.
•Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
•RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments, particularly, debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes and certain CLOs that may be considered passive foreign investment companies or controlled foreign corporations, will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.
•Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
•Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Energy Sector Risk. The Fund will invest significantly in securities tied to the energy sector and energy infrastructure. Companies operating in the energy sector are subject to significant governmental regulation and may be affected by fluctuations in the prices of energy commodities, the depletion of natural resources, and changes in the supply or demand for energy commodities. Rising interest rates can also adversely impact the financial performance of these companies by increasing their costs of capital. Extreme weather or other natural disasters, threats of or actual attacks by terrorists, and significant accidents or similar events may adversely affect the securities issued by the company.
•Financials Sector Risk. The Fund may invest in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis that began in 2007. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
•Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.
Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Fund may be more susceptible to risk factors affecting such types of securities.
•Bank Subordinated Debt Risks. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital. Subordinated debt, senior debt and preferred securities of banks and diversified financials companies are subject to the risks generally associated with the financials sector. See “Financials Sector Risk.”
•Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred stock into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
•U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.
•Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
•Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines, and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.
•Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
•Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
The derivative instruments and techniques that the Fund may principally use include:
◦Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
◦Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
◦Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
•Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions or other similar measures. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. •Foreign Currency Risks. Changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of the Fund’s investments in foreign currencies or securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. Dollar. The Fund’s use of futures or options contracts to purchase or sell foreign currencies may result in reduced returns to the Fund.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Class shares of the Fund from year-to-year. The table below shows how the average annual total returns of the Fund’s Class A and Institutional Class shares compare over time to those of a broad-based securities market index. Class A shares commenced operations on July 31, 2012. Performance of the Class A shares shown prior to April 15, 2016 has been adjusted to reflect the sales charge (load) that became applicable to purchases of Class A shares (subject to the exceptions described in the Prospectus) on April 15, 2016.
The Fund is the successor to the investment performance of the Rainier High Yield Fund (the “Predecessor High Yield Fund”) as a result of the reorganization of the Predecessor High Yield Fund into the Fund on April 15, 2016. Accordingly, the performance information shown below for periods prior to April 15, 2016 is that of the Predecessor High Yield Fund’s Institutional Shares and Original Shares for the Fund’s Institutional Class and Class A shares, respectively. The Predecessor High Yield Fund had substantially the same investment objectives, policies, and strategies as the Fund.
No performance information for Class C shares is provided because such class has not been in operation for a full calendar year. Average annual total returns for Class C shares will be lower than those shown in the table below for Class A shares because Class C shares generally have a higher distribution and/or service (12b-1) fee than Class A shares.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Annual Total Returns for Institutional Class Shares(for years ended December 31st)

The calendar year-to-date total return as of March 31, 2022 for the Fund’s Institutional Class shares was -2.98%. During the periods shown in the chart, the highest quarterly return was 11.57% (for the quarter ended June 30, 2020) and the lowest quarterly return was -15.13% (for the quarter ended March 31, 2020).
Angel Oak High Yield Opportunities Fund Average Annual Total Returns

For the period ended December 31, 2021	1 Year	5 Years	10 Years	Since Inception (3/31/09)	Since Inception (7/31/12)
Institutional Class
– Return Before Taxes	6.04%	5.97%	6.52%	8.50%	N/A
– Return After Taxes on Distributions[1]	3.90%	3.54%	3.87%	5.68%	N/A
– Return After Taxes on Distributions and Sale of Fund Shares[1]	3.55%	3.49%	3.86%	5.49%	N/A
Class A
– Return Before Taxes	3.38%	5.22%	N/A	N/A	5.55%
Bloomberg U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses, and taxes)	5.28%	6.30%	6.83%	10.30%	6.26%

NOTE: Class A shares commenced operations on July 31, 2012 as the Original Shares class of the Predecessor High Yield Fund, and Institutional Class shares commenced operations on March 31, 2009 as the Institutional Shares of the Predecessor High Yield Fund.
Angel Oak High Yield Opportunities Fund | Class A
There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.
Angel Oak High Yield Opportunities Fund | Class C
The Fund charges this fee on Class C shares redeemed within one year of purchase.
Angel Oak Multi-Strategy Income Fund
Angel Oak Multi-Strategy Income Fund
Investment Objective
The investment objective of the Angel Oak Multi-Strategy Income Fund (the “Fund”) is current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 80 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”
Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None ¹	1.00% ²	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.89%	0.89%	0.89%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.30%	2.05%	1.05%
Less Fee Waiver[4]	-0.01%	-0.01%	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.29%	2.04%	1.04%

Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$353	$627	$921	$1,757
Class C shares	$310	$642	$1,102	$2,378
Institutional Class shares	$106	$333	$578	$1,282

If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$353	$627	$921	$1,757
Class C shares	$207	$642	$1,102	$2,378
Institutional Class shares	$106	$333	$578	$1,282

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2022, the portfolio turnover rate for the Fund was 56% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in agency and non-agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”), asset-backed securities (“ABS”), including securities backed by assets such as unsecured consumer loans, credit card receivables, student loans, automobile loans, loans financing solar energy systems, and residential and commercial real estate, and other debt securitizations (collectively, “Structured Products”); mortgage loans, secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”); corporate debt, including bank-issued subordinated debt; equity securities of banks, real estate investment trusts, or other issuers; and U.S. Treasury and U.S. government agency securities.
The Fund may invest up to 20% of its net assets in CLOs, which are backed by a pool of loans, as well as CDOs, which may be backed by a pool of debt. CLOs and CDOs are similar to CMOs, but differ as to the type of underlying loan or debt.
The Fund may invest in the securities of other investment companies, including those that are part of the same group of investment companies as the Fund, that pursue an investment strategy that supports the Fund’s investment objective.
The Fund will concentrate its investments in mortgage loans, agency and non-agency RMBS and CMBS (“Mortgage Related Instruments”). This means that, under normal circumstances, the Fund will invest more than 25% of its total assets in Mortgage Related Instruments (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in Mortgage Related Holdings is fundamental and may not be changed without shareholder approval.
The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest, without limitation, in securities of any maturity and duration. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call and put features and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund may invest in high-yield securities and securities that are not rated by any rating agencies. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. Although the Fund will not acquire investments of issuers that are in default at the time of investment, the Fund may hold such securities if an investment subsequently defaults.
The Fund may implement its strategy by making investments directly or, to comply with certain regulations, through a wholly-owned and controlled subsidiary of the Fund organized as a statutory trust under the laws of the state of Delaware (each, a “Subsidiary”). The Subsidiary may invest in residential and commercial real estate whole loans, participations in such loans or instruments representing the right to receive interest payments and principal due on such loans. The Subsidiary may invest in residential and commercial real estate loans of any credit rating or no credit rating, including without limit in loans that are rated below investment grade. The principal risks of investments in the Subsidiary are the same as those relating to residential loans and mortgages. See “Residential Loans and Mortgages Risk.” The allocation of the Fund’s investments, if any, in the Subsidiary will vary over time, and the Subsidiary’s investments will also vary and may not include all of the types of investments described above. In the future, the Fund may form one or more additional wholly-owned and controlled subsidiaries.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize short selling, borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace. Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities.
As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material negative or positive impact on the risk profiles of the issuers or underlying collateral assets of certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis, that other factors indicate that an investment is no longer earning a return commensurate with its risk, or that a different security will better help the Fund achieve its investment objective.
Principal Risks
The principal risks of investing in the Fund are summarized below. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•Fixed-Income Instruments Risks. The Fund will invest in fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk (inflation rates are currently elevated relative to normal conditions). The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.
•General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
•Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
•Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
•Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR.
•Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value (“NAV”) and, therefore, may increase the volatility of the Fund.
•Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
•Concentration in Certain Mortgage-Backed Securities Risk. The risks of concentrating in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.
•U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.
•Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. In addition, mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities collateralized by subprime loans may be subject to a higher degree of credit risk and valuation risk. Additionally, such securities may be subject to a higher degree of liquidity risk, because the liquidity of such investments may vary dramatically over time.
Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.
•Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.
•CLO and Collateralized Debt Obligations (“CDOs”) Risks. CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the CLO’s or CDO’s manager may perform poorly.
•Residential Loans and Mortgages Risk. In addition to interest rate, default and other risks of fixed income securities, investments in whole loans and debt instruments backed by residential loans or mortgages, (or pools of loans or mortgages) carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential loans and mortgages to vary over time. These risks are greater for subprime residential and mortgage loans. Because they do not trade in a liquid market, residential loans typically can only be sold to a limited universe of institutional investors and may be difficult for the Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property.
•Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
•Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.
•Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies, which may include those that are part of the same group of investment companies as the Fund (“affiliated underlying funds”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, the Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and the Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.
•Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
•LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. One-week and two-month U.S. Dollar LIBOR settings were discontinued at the end of 2021, and the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, has announced that the remaining U.S. Dollar LIBOR settings will continue to be provided on a representative basis until mid-2023. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, some U.S. regulated entities have ceased entering into new LIBOR contracts with limited exceptions. While publication of the one-, three- and six- month Sterling and Japanese yen LIBOR settings will continue at least through calendar year 2022 on the basis of a changed methodology (known as “synthetic LIBOR”), these rates have been designated by the FCA as unrepresentative of the underlying market they seek to measure and are solely available for use in legacy transactions. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Abandonment of or modifications to LIBOR may affect the value, liquidity or return on certain Fund investments that reference LIBOR without including fallback provisions and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. The effect of a phase out of LIBOR on instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.
•Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.
•Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.
•Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
•Community Bank Risks. The Fund’s investments in community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry, including economic downturns impacting a particular region. Community banks may also be subject to greater lending risks than larger banks, including the risks associated with mortgage loans, and may have fewer resources to devote towards employing and retaining strong management employees and implementing a thorough compliance program. Additionally, community banks are subject to substantial regulations that could adversely affect their ability to operate and the value of the Fund investments, including from future banking regulations.
•High-Yield Securities Risks. High-yield securities (also known as junk bonds) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.
•Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
•Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
The derivative instruments and techniques that the Fund may principally use include:
◦Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
◦Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
◦Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
•RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments, particularly, debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes and certain CLOs that may be considered passive foreign investment companies or controlled foreign corporations, will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.
•Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
•Short Sales Risks. The Fund may make short sales of securities, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.
•Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.
•Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines, and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.
•Subsidiary Risk. To the extent the Fund invests through the Subsidiary, it will be exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered as an investment company under the 1940 Act and, therefore, will not be subject to the investor protections and substantive regulation of the 1940 Act, although the Subsidiary will be managed pursuant to all applicable 1940 Act compliance policies and procedures of the Fund. Changes in the laws of the United States and/or the jurisdiction in which the Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Fund.
•Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Class A shares of the Fund from year-to-year. The table below shows how the average annual total returns of the Fund’s Class A, Class C, and Institutional Class shares compare over time to those of a broad-based securities market index.
The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown below for periods prior to April 10, 2015 is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Adviser and had the same investment objective, policies, and strategies as the Fund.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Annual Total Returns for Class A Shares(for years ended December 31st)

Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The calendar year-to-date total return as of March 31, 2022 for the Fund’s Class A shares was -2.85%. During the periods shown in the chart, the highest quarterly return was 9.04% (for the quarter ended March 31, 2012) and the lowest quarterly return was -12.68% (for the quarter ended March 31, 2020).
Angel Oak Multi-Strategy Income Fund Average Annual Total Returns

For the period ended December 31, 2021	1 Year	5 Years	10 Years	Since Inception (6/28/11)	Since Inception (8/16/12)	Since Inception (8/4/15)
Class A
– Return Before Taxes	1.70%	2.46%	4.86%	5.27%	N/A	N/A
– Return After Taxes on Distributions[1]	-0.13%	0.53%	2.66%	3.10%	N/A	N/A
– Return After Taxes on Distributions and Sale of Fund Shares[1]	0.99%	1.04%	2.79%	3.14%	N/A	N/A
Class C
– Return Before Taxes	2.13%	2.15%	N/A	N/A	N/A	1.92%
Institutional Class
– Return Before Taxes	4.22%	3.17%	N/A	N/A	4.03%	N/A
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	-1.54%	3.57%	2.90%	3.21%	2.81%	3.20%

NOTE: Class A shares commenced operations on June 28, 2011 as part of the Predecessor Multi-Strategy Income Fund and Institutional Class shares commenced operations on August 16, 2012 as part of the Predecessor Multi-Strategy Income Fund.
Angel Oak Multi-Strategy Income Fund | Class A
There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.
Angel Oak Multi-Strategy Income Fund | Class C
The Fund charges this fee on Class C shares redeemed within one year of purchase.
Angel Oak UltraShort Income Fund
Angel Oak UltraShort Income Fund
Investment Objective
The Angel Oak UltraShort Income Fund (the “Fund”) seeks to provide current income while seeking to minimize price volatility and maintain liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A1 shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” on page 80 of the Prospectus, and in “Appendix A—Waivers and Discounts Available from Intermediaries.”
Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)	Class A	Class A1	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None	1.50%	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None	0.50% ¹	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.00%
Other Expenses	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.78%	0.78%	0.53%
Less Fee Waiver/Expense Reimbursement[2]	-0.18%	-0.18%	-0.18%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[2]	0.60%	0.60%	0.35%

Expense Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower and the Fund’s actual return may be greater or less than the hypothetical 5%, based on these assumptions your costs would be:
If you redeem your shares at the end of each period:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$61	$231	$416	$949
Class A1 shares	$262	$378	$559	$1,085
Institutional Class shares	$36	$152	$278	$648

If you do not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$61	$231	$416	$949
Class A1 shares	$210	$378	$559	$1,085
Institutional Class shares	$36	$152	$278	$648

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2022, the portfolio turnover rate for the Fund was 92% of the average value of its portfolio.
Principal Investment Strategies
In pursuing its investment objective, the Fund will, under normal circumstances, invest in securities which case the Fund to have a dollar-weighted average maturity of less than two years and a dollar-weighted average duration of less than one year.
The Fund invests primarily in agency and non-agency residential mortgage-backed securities (“RMBS”), asset-backed securities (“ABS”), including securities backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), and other debt securitizations (collectively, “Structured Products”); corporate debt and other debt securities; and U.S. Treasury and U.S. government agency securities.
The Fund may invest up to 30% of its net assets in CLOs.
The Fund may invest in the securities of other investment companies (including those that are part of the same group of investment companies as the Fund) that pursue an investment strategy that supports the Fund’s investment objective.
The Fund will concentrate its investments in agency and non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) (collectively, “MBS”). This means that, under normal circumstances, the Fund will invest more than 25% of its total assets in MBS (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in MBS is fundamental and may not be changed without shareholder approval.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”).
The Fund may engage in active and frequent trading of its portfolio securities.
The Fund may invest, without limitation, in securities of any maturity and duration, but, under normal circumstances, the Fund will have a dollar-weighted average maturity of less than two years and a dollar-weighted average duration of less than one year. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund may invest in high-yield securities and securities that are not rated by any rating agencies. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. Although the Fund will not acquire investments of issuers that are in default at the time of investment, the Fund may hold such securities if an investment subsequently defaults.
In pursuing its investment objective or for hedging purposes, the Fund may utilize short selling, borrowing, and various types of derivative instruments, including structured products, swaps, futures contracts, and options, although the Adviser expects that not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently available in the marketplace. Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, the Adviser may consider maturity, yield, and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities.
As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material negative or positive impact on the risk profiles of the issuers or underlying collateral assets of certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.
Principal Risks
The principal risks of investing in the Fund are summarized below. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•Fixed-Income Instruments Risks. The Fund will invest in fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk (inflation rates are currently elevated relative to normal conditions). The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.
•General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
•Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
•Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
•Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR.
•Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value (“NAV”) and, therefore, may increase the volatility of the Fund.
•Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
•Concentration in Certain Mortgage-Backed Securities Risk. The risks of concentrating in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.
•U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.
•Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.
•CLO and Collateralized Debt Obligations (“CDOs”) Risks. CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the CLO’s or CDO’s manager may perform poorly.
•Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. In addition, mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities collateralized by subprime loans may be subject to a higher degree of credit risk and valuation risk. Additionally, such securities may be subject to a higher degree of liquidity risk, because the liquidity of such investments may vary dramatically over time.
Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.
•Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
•Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.
•Portfolio Turnover Risk. Frequent trading increases the Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and may result in higher taxes when Fund shares are held in a taxable account. Increased transaction costs could detract from the Fund’s performance.
•Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies, which may include those that are part of the same group of investment companies as the Fund (“affiliated underlying funds”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
•Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
•LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. One-week and two-month U.S. Dollar LIBOR settings were discontinued at the end of 2021, and the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, has announced that the remaining U.S. Dollar LIBOR settings will continue to be provided on a representative basis until mid-2023. As of January 1, 2022, as a result of supervisory guidance from U.S. regulators, some U.S. regulated entities have ceased entering into new LIBOR contracts with limited exceptions. While publication of the one-, three- and six- month Sterling and Japanese yen LIBOR settings will continue at least through calendar year 2022 on the basis of a changed methodology (known as “synthetic LIBOR”), these rates have been designated by the FCA as unrepresentative of the underlying market they seek to measure and are solely available for use in legacy transactions. Certain bank-sponsored committees in other jurisdictions, including Europe, the United Kingdom, Japan and Switzerland, have selected alternative reference rates denominated in other currencies. Abandonment of or modifications to LIBOR may affect the value, liquidity or return on certain Fund investments that reference LIBOR without including fallback provisions and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. The effect of a phase out of LIBOR on instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.
•Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.
•Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.
•NAV Risk. The Fund is not a money market fund, does not attempt to maintain a stable NAV, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk, and other risks relevant to the Fund’s investments. The Fund’s NAV per share will fluctuate.
•Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
•High-Yield Securities Risks. High-yield securities (also known as junk bonds) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.
•Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
•Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
The derivative instruments and techniques that the Fund may principally use include:
◦Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
◦Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
◦Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
•RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments, particularly, debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes and certain CLOs that may be considered passive foreign investment companies or controlled foreign corporations, will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.
•Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
•Short Sales Risks. The Fund may make short sales of securities, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.
•Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.
•Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Class shares of the Fund from year-to-year. The table below shows how the average annual total returns of the Fund’s Class A and Institutional Class compare over time to those of a broad-based securities market index.Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Annual Total Returns for Institutional Class Shares(for years ended December 31st)

The calendar year-to-date total return as of March 31, 2022 for the Fund’s Institutional Class shares was -1.61%. During the period shown in the chart, the highest quarterly return was 4.11% (for the quarter ended June 30, 2020) and the lowest quarterly return was -3.72% (for the quarter ended March 31, 2020).
Angel Oak UltraShort Income Fund Average Annual Total Returns

For the period ended December 31, 2021	1 Year	Since Inception (4/30/18)	Since Inception (4/02/18)
Institutional Class
– Return Before Taxes	0.93%	N/A	2.46%
– Return After Taxes on Distributions[1]	0.39%	N/A	1.48%
– Return After Taxes on Distributions and Sale of Fund Shares[1]	0.55%	N/A	1.46%
Class A
– Return Before Taxes	0.68%	2.16%	N/A
Bloomberg Short Treasury: 9-12 Months Index (reflects no deduction for fees, expenses, and taxes)	0.00%	1.65%	1.64%

Angel Oak UltraShort Income Fund | Class A
There is no initial sales charge on purchases of Class A1 shares of $250,000 or more, however, a contingent deferred sales charge of up to 0.50% will be imposed if such Class A1 shares are redeemed within twelve (12) months of their purchase.